Discontinued Operations/non-current Assets Held for Sale - Summary of Consolidated Statements of Cash Flows and its Net Impacts, Expressed in "Discontinued Operations/non-current Assets Held for Sale" (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations/Non-current assets held for sale:
Cash flows from (used in) operating activities			€ 130
Cash flows from (used in) investing activities			(117)
Cash flows from (used in) financing activities			(58)
Total			€ (45)